Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Debt instruments	R 54	R 46
Loans to associates	116	116
Other loans	25	1
Equity instruments	193	107
Inventories	212	207
Non-current portion of final gold in lock-up	(212)	(207)
Total other non-current assets	459	360	R 344
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	29	45
Rand Mutual Assurance (c)
Disclosure of financial assets [line items]
Equity instruments	136	94
Other investments (d)
Disclosure of financial assets [line items]
Equity instruments	57	13
Loss allowance (a)
Disclosure of financial assets [line items]
Loss allowance	R (116)	R (116)